Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Operating activities
Net loss	$ (159,474)	$ (57,253)
Adjustments for:
Share-based compensation	3,996	3,414
Depreciation	6,280	7,813
Finance costs	4,315	4,058
Share of (loss) income of associates	(108)	868
Change in fair value of financial assets and liabilities at fair value through profit and loss	(1,090)	(366)
Change in fair value of warrant liability	88,438	(19,497)
Unrealized foreign exchange (gain) loss	(10,786)	11,124
Deferred income tax (recovery) expense	(543)	648
Impairment of assets	28,108	5,741
Cumulative catch-up adjustment on contract liability	(710)	(78)
Proceeds from contract liability	(212)	(56)
Environmental rehabilitation obligations	18,621
Other	3,281	3,253
Environmental rehabilitation obligations paid	(667)	(2,005)
Net cash flows used in operating activities before changes in non-cash working capital items	(20,551)	(42,336)
Changes in non-cash working capital items	(7,321)	(900)
Net cash flows used in continuing operating activities	(27,872)	(43,236)
Net cash flows provided in discontinued operating activities	2,873	(9,069)
Net cash flows used in operating activities	(24,999)	(52,305)
Investing activities
Additions to mining interests and property, plant and equipment	(95,874)	(36,302)
Additions to exploration and evaluation assets	(7,306)	(9,380)
Proceeds on disposals of property, plant and equipment and assets classified as held for sale	532	4,987
Proceeds on disposals of investments	3,070	3,075
Acquisition of investments in associates	(2,000)	(448)
Acquisition of other investments	(1,200)
Reclamation deposit		585
Other		534
Net cash flows used in continuing investing activities	(102,778)	(36,949)
Net cash flows used in discontinued investing activities	(11)	1,714
Net cash flows used in investing activities	(102,789)	(35,235)
Financing activities
Proceeds from equity financings	362,852	126,851
Other issuance of common shares	98	108
Share and warrant issue expense and financing fees	(21,574)	(4,239)
Proceeds from exercise of warrants and options	3,570
Long-term debt and financing of equipment draw down	141,696	66,788
Repayment of long-term debt and leases	(38,709)	(43,851)
Withholding taxes on settlement of restricted units	(1,071)	(177)
Net cash flows provided by continuing financing activities	446,862	145,480
Net cash flows used in discontinued financing activities	(18)	(10)
Net cash flows provided by financing activities	446,844	145,470
Increase in cash and cash equivalents before impact of exchange rate	319,056	57,930
Effects of exchange rate changes on cash and cash equivalents	(3,344)	5,268
Increase in cash and cash equivalents	315,712	63,198
Cash balance related to asset held for sale	82
Cash and cash equivalents - Beginning of period	106,653	43,455
Cash and cash equivalents - End of period	$ 422,283	$ 106,653